ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
401(k) Profit Sharing Plan
DESCRIPTION OF PLAN
ADMINISTRATIVE EXPENSES

NOTE F – ADMINISTRATIVE EXPENSES

Investment management fees and administrative fees related to recordkeeping are charged against the earnings of the investment fund in which the participating funds are invested. Fees for certain transactions, such as withdrawals and loan processing, are charged directly to the account of the participant reporting such a transaction. The Company absorbs other administrative expenses, if any. There were no administrative expenses absorbed by the Company for the year ended December 31, 2025.